CYNTHIA R. BEYEA

DIRECT LINE:

E-mail: @sutherland.com

October 3, 2012

VIA EDGAR

Michael Shaffer, Esq.

John Ganley, Esq.

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Draft Form of Opinion for AmericaFirst Quantitative Funds, File No. 811-22669

Dear Messrs. Shaffer and Ganley:

At your request, and for your review prior to the filing of the next pre-effective amendment, on behalf of AmericaFirst Quantitative Funds (the “Funds”), attached is a draft form of opinion that is intended to comply with the requirements of Item 28(i) of Form N-1A.

As we discussed, the Reorganization involving the Funds is scheduled to take place on October 19, 2012.  As a result, the Funds will need to have an effective registration statement no later than that date.  We appreciate your willingness to work with us to meet that time frame.

If you have any questions or comments regarding the draft opinion, please call the undersigned at (202) 383-0472.

/s/Cynthia R. Beyea

Cynthia R. Beyea

Enclosure

cc:	Robert G. Roach, Jr., AmericaFirst